Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Assets/Liabilities Measured at Fair Value on Recurring Basis
Assets/Liabilities Measured at Fair Value on a Recurring Basis

Fair Value Measurement at December 31, 2013
	Quoted Price in Active Markets	Significant Other	Significant
	for Identical Instruments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$-	$1,663	$-	$1,663
Liabilities
Derivative liabilities	-	2,863	-	2,863